Share-based Payment Arrangements - Summary of Long Term Incentive Plan (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	201,266	215,133	232,000
Awards exercised		(13,867)
Awards forfeited			(16,867)
Ending balance	201,266	201,266	215,133
Balance exercisable, end of period	201,266	201,266	204,733
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	132,517	142,445	168,089
Awards exercised		(9,928)
Awards forfeited			(25,644)
Ending balance	132,517	132,517	142,445
Balance exercisable, end of period	132,517	132,517	99,237
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	386,950	386,950	491,020
Awards forfeited			(104,070)
Ending balance	386,950	386,950	386,950
Balance exercisable, end of period	386,950	257,967	128,983